Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2023 USD ($) claim	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 27,846.5	$ 23,103.9
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	18,730.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,641.8
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	103.2
Liabilities for claims and claim adjustment expenses, net of reinsurance	9,191.8	7,177.0
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,843.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,646.8
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0.8
Liabilities for claims and claim adjustment expenses, net of reinsurance	197.4	211.2
Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	717.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	487.4
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	30.2
Liabilities for claims and claim adjustment expenses, net of reinsurance	260.5	242.5
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,928.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,191.2
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	7.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	744.7	839.7
2014 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	70.4	70.4	$ 70.9	$ 70.7	$ 69.4	$ 70.7	$ 70.5	$ 68.3	$ 70.0	$ 74.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.2
Cumulative Number of Incurred Claim Counts | claim	9,226
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 65.5	65.0	64.2	61.1	59.0	56.9	51.1	44.3	33.9	$ 18.6
2015 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	44.8	44.6	45.1	44.8	47.0	48.3	46.1	45.4	51.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.4
Cumulative Number of Incurred Claim Counts | claim	9,527
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 38.7	37.8	37.1	36.1	33.9	30.9	26.5	18.1	$ 6.5
2016 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	40.4	40.0	40.1	40.2	41.5	41.0	43.3	51.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.1
Cumulative Number of Incurred Claim Counts | claim	7,648
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 35.5	35.0	33.8	32.7	30.6	27.0	20.9	$ 8.5
2017 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	55.1	48.0	46.2	48.8	51.1	54.6	62.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 10.2
Cumulative Number of Incurred Claim Counts | claim	17,675
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 41.6	39.7	36.9	34.5	30.8	24.4	$ 9.6
2018 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	81.7	76.5	77.0	76.7	81.3	81.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 10.0
Cumulative Number of Incurred Claim Counts | claim	15,475
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 65.2	61.7	56.7	49.5	39.6	$ 17.6
2019 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,429.9	2,434.4	2,426.3	2,370.9	2,301.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 7.6
Cumulative Number of Incurred Claim Counts | claim	136,213
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,250.0	2,037.5	1,684.5	1,184.4	474.8
2019 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	626.4	625.9	626.6	628.3	633.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	99,508
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 625.4	625.3	624.8	625.1	561.1
2019 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	87.7	88.3	85.4	83.1	80.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 10.3
Cumulative Number of Incurred Claim Counts | claim	10,709
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 70.8	64.6	56.0	42.4	20.0
2019 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	964.8	965.8	962.8	965.2	971.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 9.0
Cumulative Number of Incurred Claim Counts | claim	73,051
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 962.2	959.3	950.5	930.4	708.0
2020 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,436.5	2,418.9	2,388.8	2,335.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 58.6
Cumulative Number of Incurred Claim Counts | claim	117,614
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,043.5	1,628.9	1,110.4	440.8
2020 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	624.8	622.0	624.9	631.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2.9
Cumulative Number of Incurred Claim Counts | claim	99,588
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 620.5	620.4	621.8	540.6
2020 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	82.9	81.9	80.7	75.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 14.0
Cumulative Number of Incurred Claim Counts | claim	9,505
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 59.6	52.2	38.6	15.8
2020 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,256.0	1,260.9	1,246.8	1,223.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1.5
Cumulative Number of Incurred Claim Counts | claim	88,736
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,237.2	1,210.7	1,141.2	832.5
2021 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,573.7	3,527.3	3,446.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 134.7
Cumulative Number of Incurred Claim Counts | claim	156,829
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,414.3	1,545.9	573.6
2021 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	910.1	909.8	920.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.6
Cumulative Number of Incurred Claim Counts | claim	121,900
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 901.5	903.1	764.2
2021 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	88.8	87.3	84.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 24.4
Cumulative Number of Incurred Claim Counts | claim	9,367
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 52.4	39.6	16.9
2021 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,503.2	1,516.3	1,539.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 23.6
Cumulative Number of Incurred Claim Counts | claim	89,864
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,444.0	1,374.5	1,035.4
2022 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,834.5	4,526.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 406.2
Cumulative Number of Incurred Claim Counts | claim	180,500
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,086.4	749.2
2022 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,330.3	1,314.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.7
Cumulative Number of Incurred Claim Counts | claim	147,146
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,315.0	1,114.0
2022 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	80.9	84.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 26.3
Cumulative Number of Incurred Claim Counts | claim	7,660
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 39.7	18.4
2022 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,622.0	1,664.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 77.0
Cumulative Number of Incurred Claim Counts | claim	89,348
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,469.5	1,041.7
2023 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,455.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,299.6
Cumulative Number of Incurred Claim Counts | claim	184,840
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 847.6
2023 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,351.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (6.5)
Cumulative Number of Incurred Claim Counts | claim	164,859
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,184.4
2023 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	85.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 45.2
Cumulative Number of Incurred Claim Counts | claim	6,795
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 18.4
2023 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,582.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 392.4
Cumulative Number of Incurred Claim Counts | claim	75,812
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,078.3
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	34,191.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	26,175.0
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	92.9
Liabilities for claims and claim adjustment expenses, net of reinsurance	8,109.0	6,791.2
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	22,539.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	22,329.4
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	3.7
Liabilities for claims and claim adjustment expenses, net of reinsurance	213.3	261.5
Agency Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,879.2	5,959.9	5,918.2	5,886.9	5,885.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	916,543
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,779.3	5,626.6	5,272.8	4,533.2	2,715.2
Agency Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,268.1	3,259.0	3,261.1	3,254.7	3,277.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.4
Cumulative Number of Incurred Claim Counts | claim	1,879,041
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,263.7	3,260.9	3,255.9	3,259.2	3,242.5
Agency Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,458.1	5,385.7	5,405.4	5,433.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 142.8
Cumulative Number of Incurred Claim Counts | claim	757,024
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,122.0	4,796.8	4,112.2	2,383.0
Agency Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,323.3	3,327.3	3,319.8	3,328.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (8.4)
Cumulative Number of Incurred Claim Counts | claim	1,785,036
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,328.0	3,323.0	3,322.5	3,250.1
Agency Channel | 2021 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,936.4	6,861.8	6,716.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 174.2
Cumulative Number of Incurred Claim Counts | claim	885,607
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,183.1	5,239.4	2,855.4
Agency Channel | 2021 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,628.5	4,624.3	4,708.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 8.9
Cumulative Number of Incurred Claim Counts | claim	2,105,540
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,611.5	4,620.9	4,438.1
Agency Channel | 2022 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,301.5	7,076.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 402.8
Cumulative Number of Incurred Claim Counts | claim	838,763
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,564.1	3,018.8
Agency Channel | 2022 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,544.6	5,429.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (13.3)
Cumulative Number of Incurred Claim Counts | claim	2,031,717
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,542.0	5,176.2
Agency Channel | 2023 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	8,615.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,715.2
Cumulative Number of Incurred Claim Counts | claim	883,430
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,526.5
Agency Channel | 2023 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,774.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (298.0)
Cumulative Number of Incurred Claim Counts | claim	2,091,830
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,584.2
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	35,886.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	27,148.2
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	79.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	8,818.0	7,187.2
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	27,394.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	27,174.5
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	2.8
Liabilities for claims and claim adjustment expenses, net of reinsurance	223.1	284.7
Direct Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,802.1	5,870.0	5,837.9	5,811.7	5,756.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.1
Cumulative Number of Incurred Claim Counts | claim	957,826
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,716.3	5,568.8	5,218.8	4,452.5	2,630.3
Direct Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,757.8	3,747.9	3,749.6	3,737.8	3,787.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.3
Cumulative Number of Incurred Claim Counts | claim	2,272,383
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,753.9	3,750.9	3,746.8	3,751.3	$ 3,782.6
Direct Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,343.1	5,301.5	5,322.7	5,356.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 126.4
Cumulative Number of Incurred Claim Counts | claim	789,952
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,035.9	4,721.4	4,018.7	2,301.3
Direct Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,762.0	3,765.9	3,753.3	3,775.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (9.7)
Cumulative Number of Incurred Claim Counts | claim	2,139,045
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,767.4	3,762.2	3,765.9	$ 3,720.0
Direct Channel | 2021 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,244.1	7,180.3	6,964.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 164.5
Cumulative Number of Incurred Claim Counts | claim	981,424
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,487.9	5,460.5	2,915.0
Direct Channel | 2021 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,572.9	5,568.2	5,752.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.6
Cumulative Number of Incurred Claim Counts | claim	2,602,359
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,559.6	5,578.7	$ 5,421.9
Direct Channel | 2022 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,869.6	7,563.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 398.5
Cumulative Number of Incurred Claim Counts | claim	970,145
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,982.6	3,131.8
Direct Channel | 2022 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,724.2	6,613.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (27.3)
Cumulative Number of Incurred Claim Counts | claim	2,606,698
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,731.9	$ 6,325.7
Direct Channel | 2023 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,627.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,763.6
Cumulative Number of Incurred Claim Counts | claim	1,080,475
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,925.5
Direct Channel | 2023 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,577.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (459.8)
Cumulative Number of Incurred Claim Counts | claim	2,851,047
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,361.7